As filed with the Securities and Exchange Commission on August 8, 2008

File Nos. 2-91369, 811-04041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 43	☒
(Check appropriate box or boxes)

GE INVESTMENTS FUNDS, INC.

3001 Summer Street

Stamford, Connecticut 06905

(203) 326-4040

(Registrant’s Exact Name, Address and Telephone Number)

Jeanne M. La Porta, Esq.

Senior Vice President, Deputy General Counsel & Assistant Secretary

GE Asset Management Incorporated

3001 Summer Street

Stamford, Connecticut 06905

(Name and Address of Agent for Service)

Copy to:

David S. Goldstein, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2404

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☐	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485

☒	on September 5, 2008 Pursuant to Paragraph (b) of Rule 485

☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(1) of Rule 485

☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485

☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common stock

This post-effective amendment designates a new effective date for post-effective amendment no. 41 filed on May 28, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 8th day of August, 2008.

By:	/s/ Michael J. Cosgrove
Michael J. Cosgrove
President and Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michael J. Cosgrove	President (Principal Executive Officer) and Director	August 8, 2008
Michael J. Cosgrove

/s/ John R. Costantino	Director	August 8, 2008
John R. Costantino*

/s/ William J. Lucas	Director	August 8, 2008
William J. Lucas*

/s/ Robert P. Quinn	Director	August 8, 2008
Robert P. Quinn*

/s/ Matthew J. Simpson	Director	August 8, 2008
Matthew J. Simpson

/s/ Scott Rhodes	Treasurer (Principal Financial Officer)	August 8, 2008
Scott Rhodes

/s/ Jeanne M. La Porta
Jeanne M. La Porta

*	Signature affixed by Jeanne M. La Porta pursuant to a power of attorney dated January 26, 2006.